CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 138,753	$ 20,117	¥ 110,285
Right-of-use assets	38,884	5,638	52,074
Intangible assets	32,068	4,649	20,695
Financial assets at fair value through profit or loss	50,496	7,321	49,780
Prepayments	6,173	895	37,610
Total non-current assets	266,374	38,620	270,444
Current assets
Inventories	42,427	6,151	35,603
Contract assets	14,697	2,131	7,775
Other current assets	9,472	1,373	30,705
Trade receivables	243,123	35,250	282,113
Other receivables and prepayments	65,431	9,487	97,895
Amounts due from related parties	110	16	597
Financial assets at fair value through profit or loss	157,426	22,825	151,443
Derivative financial instruments			2,002
Cash and cash equivalents	176,266	25,556	639,042
Total current assets	708,952	102,789	1,247,175
Total assets	975,326	141,409	1,517,619
Non-current liabilities
Borrowings	7,098	1,029
Lease liabilities	20,245	2,935	33,865
Other non-current liabilities	9,760	1,416	8,612
Total non-current liabilities	37,103	5,380	42,477
Current liabilities
Trade payables	63,048	9,141	55,767
Contract liabilities	9,589	1,390	11,962
Other payables and accruals	186,006	26,968	157,232
Amounts due to related parties			3
Borrowings	109,734	15,910	19,554
Lease liabilities	21,490	3,116	20,572
Total current liabilities	389,867	56,525	265,090
Total liabilities	426,970	61,905	307,567
Net assets	548,356	79,504	1,210,052
SHAREHOLDERS' EQUITY
Share capital	61	9	61
Share premium	6,734,905	976,469	6,711,234
Other reserves	56,172	8,144	(69,091)
Accumulated losses	(6,245,016)	(905,442)	(5,436,613)
Total equity attributable to owners of the company	546,122	79,180	1,205,591
Non-controlling interests	2,234	324	4,461
Total shareholders' equity	¥ 548,356	$ 79,504	¥ 1,210,052